Document And Entity Information	12 Months Ended
Dec. 31, 2019
Cover [Abstract]
Entity Registrant Name	DropCar, Inc.
Entity Central Index Key	0001086745
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No:1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false